THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%††

	Shares	Value

COMMUNICATION SERVICES — 4.2%
Glu Mobile*	67,700	$639,088
QuinStreet*	29,952	349,690
TechTarget*	16,600	602,414

		1,591,192

CONSUMER DISCRETIONARY — 10.4%
Clarus	50,400	603,792
Core-Mark Holding	20,174	535,015
Johnson Outdoors, Cl A	7,727	676,576
K12*	17,400	796,746
Magnite*	64,405	386,752
XPEL*	34,100	573,903
Zumiez*	17,654	407,807

		3,980,591

CONSUMER STAPLES — 1.1%
elf Beauty*	22,600	403,636

ENERGY — 1.0%
National Energy Services Reunited*	57,700	386,013

FINANCIALS — 3.3%
Guaranty Bancshares	13,703	371,352
Pacific Premier Bancorp	18,120	380,701
QCR Holdings	16,700	498,996

		1,251,049

HEALTH CARE — 25.9%
ANI Pharmaceuticals*	9,283	274,870
AtriCure*	7,561	308,564
BioSpecifics Technologies*	11,659	730,553
Cardiovascular Systems*	8,147	248,321
CareDx*	21,584	719,826
Cerus*	98,167	699,931

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
CryoPort*	20,888	$692,228
Inogen*	12,200	374,540
IntriCon*	33,469	361,465
iRadimed*	23,349	520,216
Lantheus Holdings*	31,597	425,928
LeMaitre Vascular	12,259	359,556
Mesa Laboratories	2,520	597,089
NeoGenomics*	18,665	713,563
Providence Service*	9,772	791,630
STAAR Surgical*	11,066	643,930
Tactile Systems Technology*	10,417	426,889
U.S. Physical Therapy	5,900	490,054
Utah Medical Products	6,048	492,912

		9,872,065

INDUSTRIALS — 25.0%
Air Transport Services Group*	24,746	603,060
Alamo Group	4,400	453,684
Allied Motion Technologies	17,700	667,290
BG Staffing	25,251	229,279
CBIZ*	23,483	567,819
Construction Partners, Cl A*	28,521	472,023
CRA International	10,671	445,728
Energy Recovery*	62,849	477,024
ESCO Technologies	5,405	464,506
Exponent	8,556	719,217
Huron Consulting Group*	10,900	520,148
Kornit Digital*	9,679	518,697
Montrose Environmental Group*	21,700	471,975
MYR Group*	17,466	640,478
Radiant Logistics*	102,953	437,550
Shyft Group	27,600	521,088

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Sterling Construction*	56,106	$577,892
Vicor*	8,960	729,971

		9,517,429

INFORMATION TECHNOLOGY — 24.7%
Airgain*	42,515	544,192
Axcelis Technologies*	26,058	766,627
Cerence*	13,923	552,186
CEVA*	5,800	233,160
Comtech Telecommunications	28,192	462,912
DSP Group*	27,231	404,380
Ebix	8,200	180,851
Harmonic*	84,586	471,990
Lattice Semiconductor*	16,357	508,539
Limelight Networks*	81,300	509,751
LivePerson*	10,208	438,740
Luna Innovations*	69,800	395,766
MagnaChip Semiconductor*	45,400	516,652
Model N*	20,020	769,969
OneSpan*	28,811	897,175
Perficient*	14,800	580,308
Silicon Motion Technology ADR	11,353	469,674
Virtusa*	9,517	386,390
Zix*	45,500	323,732

		9,412,994

MATERIALS — 2.5%
Haynes International	14,673	269,396
Ranpak Holdings, Cl A*	50,800	415,036
UFP Technologies*	6,400	276,096

		960,528

TOTAL COMMON STOCK (Cost $30,909,011)		37,375,497

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2020 (Unaudited)

SHORT-TERM INVESTMENT(A) — 2.4%

	Shares	Value

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 0.080% (Cost $916,217)	916,217	$916,217

TOTAL INVESTMENTS — 100.5% (Cost $31,825,228)		$38,291,714

Percentages are based on Net Assets of $38,101,610.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-2000

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%††

	Shares	Value

COMMUNICATION SERVICES — 1.6%
Glu Mobile*	38,600	$364,384

CONSUMER DISCRETIONARY — 15.1%
Callaway Golf	23,000	438,150
Cheesecake Factory	12,800	307,200
Five Below*	3,800	413,858
K12*	10,500	480,795
Papa John’s International	6,300	596,421
Skyline Champion*	12,700	358,521
Strategic Education	3,400	429,114
YETI Holdings*	8,700	425,343

		3,449,402

CONSUMER STAPLES — 1.9%
Primo Water	30,900	439,089

FINANCIALS — 1.0%
Banner	6,200	219,666

HEALTH CARE — 22.1%
Cardiovascular Systems*	9,900	301,752
CareDx*	12,900	430,215
Coherus Biosciences*	25,600	450,304
Covetrus*	18,700	414,392
Emergent BioSolutions*	4,300	478,332
Encompass Health	7,600	517,408
Ensign Group	7,400	340,326
Integer Holdings*	5,300	348,581
NuVasive*	7,100	405,694
Omnicell*	7,900	555,291

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Pacira BioSciences*	11,000	$578,710
R1 RCM*	18,300	250,161

		5,071,166

INDUSTRIALS — 22.8%
Air Transport Services Group*	21,002	511,819
Arcosa	7,400	312,428
Cubic	8,700	365,400
Gibraltar Industries*	7,800	403,416
ICF International	7,200	486,792
Lindsay	2,700	261,819
MasTec*	8,659	344,455
Matson	12,600	458,892
Mercury Systems*	5,576	431,750
Primoris Services	13,268	212,686
Rexnord	14,500	420,065
Tetra Tech	5,900	523,035
Vicor*	5,898	480,510

		5,213,067

INFORMATION TECHNOLOGY — 29.1%
Axcelis Technologies*	12,600	370,692
Brooks Automation	8,800	479,160
EPAM Systems*	2,100	609,168
Fabrinet*	6,000	435,780
Inphi*	2,400	313,584
Lattice Semiconductor*	13,170	409,455
Model N*	12,813	492,788
Onto Innovation*	13,000	491,660
Pegasystems	5,400	631,206
Progress Software	11,700	407,862
Radware*	11,027	281,740
Silicon Motion Technology ADR	6,938	287,025
Verint Systems*	8,000	359,120

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Verra Mobility, Cl A*	27,100	$277,233
Viavi Solutions*	29,000	401,070
WNS Holdings ADR*	6,592	421,624

		6,669,167

MATERIALS — 1.9%
Ingevity*	4,000	233,920
Materion	3,700	212,454

		446,374

TOTAL COMMON STOCK (Cost $18,829,575)		21,872,315

SHORT-TERM INVESTMENT(A) — 4.8%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 0.080% (Cost $1,098,047)	1,098,047	1,098,047

TOTAL INVESTMENTS— 100.3% (Cost $19,927,622)		$22,970,362

Percentages are based on Net Assets of $22,912,468.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2020 (Unaudited)

semi-annual or annual financial statements.

RHJ-QH-002-3400

4